Note 14 - Retirement and Pension Plans (Details) - Actuarial Assumptions to Determine Benefit Obligations (Under Review)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Actuarial Assumptions to Determine Benefit Obligations (Under Review) [Abstract]
Discount rate	1.50%	2.00%
Rate of compensation increases	2.00%	2.00%	2.00%